Basis of Presentation and Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Estimates are used in, but are not limited to, determining the following: allowance for doubtful accounts, recoverability of long-lived assets and intangibles, useful lives used in depreciation and amortization, income taxes and stock-based compensation. The accounting estimates used in the preparation of the consolidated financial statements may change as new events occur, as more experience is acquired, as additional information is obtained and as our operating environment changes.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect certain reported amounts in the consolidated financial statements and accompanying notes. Actual results could differ from these estimates and assumptions.

Cash and Cash Equivalents

Cash and Cash Equivalents

We consider all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. We maintain deposits in several financial institutions, which may at times exceed amounts covered by insurance provided by the U.S. Federal Deposit Insurance Corporation (“FDIC”). We have not experienced any losses related to amounts in excess of FDIC limits.

Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. At December 31, 2013 and 2012, the Company had no such investments. The Company maintains deposits in several financial institutions, which may at times exceed amounts covered by insurance provided by the U.S. Federal Deposit Insurance Corporation (“FDIC”). The Company has not experienced any losses related to amounts in excess of FDIC limits.

Revenue Recognition

Revenue Recognition

Amounts billed for sales and use taxes, value-added taxes, and certain excise and other specific transactional taxes imposed on revenue producing transactions are presented on a net basis and excluded from sales in the consolidated statement of operations. We record a liability until remitted to the respective taxing authority. All revenue is recognized when persuasive evidence of an arrangement exists, the price is fixed or determinable, and collectability is reasonably assured as follows:

Well Stimulation Revenue.

We expect to provide well stimulation services based on contractual arrangements, such as term contracts and pricing agreements, or on a spot market basis. Revenue will be recognized and customers will be invoiced upon the completion of each job, which can consist of one or more fracturing stages.

Under anticipated contract term arrangements, customers are typically obligated to pay on a monthly basis for a specified number of hours of service, whether or not those services are actually used. To the extent customers use more than the specified contracted minimums, we will be paid a pre-agreed amount for the provision of such additional services.

Under anticipated term pricing agreement arrangements, customers typically commit to targeted utilization levels at agreed-upon pricing, but without termination penalties or obligations to pay for services not used by the customer. In addition, the agreed-upon pricing is typically subject to periodic review.

Spot market basis arrangements will be based on an agreed-upon hourly spot market rate. We may also charge fees for setup and mobilization of equipment depending on the job, additional equipment used on the job, if any, and materials that are consumed during the fracturing process. Generally, these fees and other charges vary depending on the equipment and personnel required for the job and market conditions in the region in which the services are performed.

We also plan to generate revenues from chemicals and proppants that are consumed while performing hydraulic fracturing services.

Coiled Tubing Revenue.

We expect to provide coiled tubing and other well stimulation services. Jobs for these services are typically short term in nature, lasting anywhere from a few hours to multiple days. Revenue will be recognized upon completion of each day’s work based upon a completed field ticket. We anticipate charging the customer for mobilization, services performed, personnel on the job, equipment used on the job, and miscellaneous consumables based on an hourly basis at agreed-upon spot market rates.

Field Management Revenue.

We enter into arrangements to provide field management services. Field management revenue relates primarily to geophysical predictions and production monitoring utilizing down-hole diagnostics tools. Revenue is recognized and customers are invoiced upon the completion of each job. The services invoices are for a set amount, which includes charges for the mobilization of the equipment to the location, the service performed, the personnel on the job, additional equipment used on the job, consumables used throughout the course of the service, and geophysical processing of data acquired via down-hole diagnostic tools.

Revenue Recognition

During 2013 and 2012 the Company’s revenue was generated from consulting services. Revenues from all services are recognized when persuasive evidence of an arrangement exists, the price is fixed or determinable, and collectability is reasonably assured. Revenues from consulting services performed on a day-rate or hourly basis are recognized as the service is performed.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Our financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, capital lease obligations and notes payable. The recorded values of cash and cash equivalents, accounts receivable, and accounts payable approximate their fair values based on their short-term nature. The carrying value of capital lease obligations and accounts payable approximate their fair value, as the interest rates approximate market rates.

Fair Value of Financial Instruments

The estimated fair value of accounts receivable, prepaids, accounts payable, and accrued expenses approximate their carrying amounts due to the relatively short maturity of these instruments. The carrying value of notes payable and leases payable also approximate fair value as they bear market rates of interest. None of these items are held for trading purposes.

Functional and Presentation Currency

Functional and Presentation Currency

Items included in the financial statements of each of our entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). During the first quarter, we reviewed its policies related to functional currency and concluded that the functional currency for the Norwegian and Argentine subsidiaries is the US Dollars. The consolidated financial statements are presented in US Dollars, which is our presentation currency.

Foreign Currency Translation

All assets and liabilities in the balance sheet of foreign subsidiaries whose functional currency is other than the U.S. dollar are translated at year-end exchange rates. All revenues and expenses in the statement of operations, of these foreign subsidiaries, are translated at average exchange rates for the year. Translation gains and losses are not included in determining net loss but are shown in accumulated other comprehensive income of the consolidated balance sheets. Foreign currency transaction gains and losses are included in determining net loss. For the year ended December 31, 2013 the Company recognized a gain of $25,749 due to foreign currency translations. During the year ended December 31, 2012 the Company did not have any translation gains or losses.